Basis of presentation and significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of amounts excluded from the calculation of diluted net loss per share
The amounts in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	As of June 30,
	2018	2017
Outstanding stock options and restricted stock units	5,396	7,469

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	Year Ended December 31,
	2017	2016	2015
Outstanding stock options and restricted stock units	5,746	4,661	4,751